Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9,965,926	$ 911,194
Restricted cash	30,000,000
Accounts receivable, net	1,091,548	867,027
Inventories	150,089	110,664
Prepaid expenses and other current assets	5,222,254	7,081,693
Total current assets	46,429,817	8,970,578
Property and equipment, net	941,985	1,007,770
Right of use assets - operating leases	90,262
Loan held-for-investment	4,000,000	4,000,000
Total assets	51,462,064	13,978,348
Current liabilities:
Note payable, current portion		15,530
Accounts payable	462,349	171,174
Accrued expenses and other current liabilities	4,931,700	7,007,531
Income tax payable		319,997
Current portion of operating lease liabilities	42,974
Due to Former Parent	7,226,700
Total current liabilities	12,663,723	7,514,232
Note payable, less current portion		12,114
Convertible notes payable, net of debt discount of $7,798,881	25,534,452
Operating lease liabilities, net of current portion	48,786
Deferred tax liabilities	82,104	82,104
Due to Former Parent		4,198,546
Total liabilities	38,329,065	11,806,996
Stockholder’s equity:
Common stock, $0.001 par value, 250,000,000 and 10,000 shares authorized and 21,815,166 and 10,000 shares outstanding at June 30, 2022 and December 31, 2021, respectively	21,815	10
Additional paid-in capital	15,533,733	(10)
Retained earnings	(2,074,627)	2,300,212
Total stockholder’s equity attributable to Cryptyde, Inc.	13,480,921	2,300,212
Non-controlling interest	(347,922)	(128,860)
Total stockholder’s equity	13,132,999	2,171,352
Total liabilities and stockholder’s equity	$ 51,462,064	13,978,348
Previously Reported [Member]
Current assets:
Cash and cash equivalents		66,575
Other current assets		7,033,350
Total current assets		7,099,925
Loan held-for-investment		4,000,000
Total assets		11,099,925
Current liabilities:
Accounts payable and accrued expenses		126,627
Customer deposit		6,999,980
Total current liabilities		7,126,607
Due to Former Parent		4,616,551
Total liabilities		11,743,158
Commitments and contingencies
Stockholder’s equity:
Common stock, $0.001 par value, 250,000,000 and 10,000 shares authorized and 21,815,166 and 10,000 shares outstanding at June 30, 2022 and December 31, 2021, respectively		10
Additional paid-in capital		(10)
Retained earnings		(514,373)
Total stockholder’s equity attributable to Cryptyde, Inc.		(514,373)
Non-controlling interest		(128,860)
Total stockholder’s equity		(643,233)
Total liabilities and stockholder’s equity		$ 11,099,925